united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number  811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Long Pond Real Estate Select ETF

(LPRE) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Long Pond Real Estate Select ETF for the period of April 3, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.longpondetf.com/investor-materials. You can also request this information by contacting us at 844-660-9955.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Pond Real Estate Select ETF	$44	1.00%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through August 31, 2025. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

How did the Fund perform during the reporting period?

The Long Pond Real Estate Select ETF (the “Fund”) is an actively-managed exchange-traded fund that seeks to provide total return by investing in a subset of companies that are involved in the greater real estate economy (“Real Estate Select”) and that Long Pond Capital, LP, the Fund’s sub-adviser (“Long Pond”), believes are high-quality compounders and/or secular winners, generally with a minimum market capitalization of $5 billion. For the fiscal period ending August 31, 2025, since the Fund’s inception on April 3, 2025, the Fund had a total return of +12.94% at net asset value (“NAV”).

Long Pond believes that owning a diversified portfolio of high quality, secularly growing, Real Estate Select companies can generate risk adjusted returns that are superior to both public and private equity real estate benchmarks. After significant stock market volatility in April 2025 due principally to “Liberation Day” concerns, real estate securities generally gained off recent lows, which contributed to the Fund’s performance. However, the Fund’s total return lagged broader indices, such as the S&P 500 Index (Primary Benchmark). The Fund outperformed its secondary benchmark, the MSCI US REIT Index, since the Fund’s inception through the end of the fiscal period. Long Pond believes the historical underperformance of real estate securities compared to broader markets has created a compelling investment backdrop for the space.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Long Pond Real Estate Select ETF - NAV
S&P 500® Index
MSCI US REIT Index
$15,000
$10,000
$5,000
$0
$12,034
$11,294
$10,575
04/03/25
06/30/25
08/31/25

	Long Pond Real Estate Select ETF - NAV	S&P 500® Index	MSCI US REIT Index
04/03/25	$10,000	$10,000	$10,000
06/30/25	$10,717	$11,536	$10,215
08/31/25	$11,294	$12,034	$10,575

Cumulative Total Returns

Since Inception (April 3, 2025)
Long Pond Real Estate Select ETF - NAV	12.94%
S&P 500® Index	20.34%
MSCI US REIT Index	5.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Net Assets	$50,569,028
Number of Portfolio Holdings	23
Total Advisory Fee Paid	$95,448
Portfolio Turnover Rate	85%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	5.9%
Consumer Discretionary	20.8%
Real Estate	72.9%

Top 10 Holdings (% of net assets)

Independence Realty Trust, Inc.	8.2%
UDR, Inc.	8.0%
Prologis, Inc.	7.0%
Accor S.A.	6.9%
Mid-America Apartment Communities, Inc.	6.9%
James Hardie Industries plc	5.9%
Taylor Morrison Home Corporation	5.7%
Invitation Homes, Inc.	5.0%
First Industrial Realty Trust, Inc.	5.0%
Equity LifeStyle Properties, Inc.	5.0%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Long Pond Real Estate Select ETF (LPRE) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.longpondetf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-LPRE

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)     The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)     The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$15,500
2024	N/A

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,500
2024	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025, and 2024, respectively.

(e)(1)    The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)    There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)        All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        Not applicable.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)         Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)         Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Long Pond Real Estate Select ETF (LPRE) Annual Financials and Other Information August 31, 2025

Exchange Listed Funds Trust TABLE OF CONTENTS August 31, 2025

Financial Statements (Form N-CSR, Item 7)

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   844-660-9955

•   https://www.longpondetf.com/investor-materials

i

LONG POND REAL ESTATE SELECT ETF SCHEDULE OF INVESTMENTS August 31, 2025
	Shares	Fair Value
Common Stocks — 99.6%
Consumer Discretionary — 20.8%
Accor S.A. (France)	70,968	$3,511,269
DR Horton, Inc.	5,839	989,594
Hilton Grand Vacations, Inc.(a)	13,399	636,720
Hyatt Hotels Corporation, Class A	17,089	2,465,601
Taylor Morrison Home Corporation(a)	42,957	2,894,013
		10,497,197
Materials — 5.9%
James Hardie Industries PLC(a)	149,215	3,003,698

Real Estate — 72.9%+
Agree Realty Corporation - REIT	34,247	2,491,127
CBRE Group, Inc., Class A(a)	4,672	757,425
CubeSmart - REIT	47,770	1,954,748
Equinix, Inc. - REIT	1,468	1,154,127
Equity LifeStyle Properties, Inc. - REIT	41,650	2,511,079
Federal Realty Investment Trust - REIT	8,994	904,347
First Industrial Realty Trust, Inc. - REIT	47,840	2,516,384
Independence Realty Trust, Inc. - REIT	229,752	4,160,808
Invitation Homes, Inc. - REIT	80,516	2,519,346
Jones Lang LaSalle, Inc.(a)	2,712	828,705
Mid-America Apartment Communities, Inc. - REIT	23,934	3,490,056
	Shares	Fair Value
Common Stocks — (continued)
Real Estate — (continued)
NNN REIT, Inc. - REIT	23,322	$1,000,747
Prologis, Inc. - REIT	31,238	3,554,260
SBA Communications Corporation, Class A - REIT	5,359	1,097,791
Simon Property Group, Inc. - REIT	10,414	1,881,393
UDR, Inc. - REIT	102,126	4,041,126
Ventas, Inc. - REIT	29,603	2,015,372
		36,878,841
Total Common Stocks (Cost $48,875,009)		50,379,736
Total Investments — 99.6% (Cost $48,875,009)		50,379,736
Other Assets in Excess of Liabilities — 0.4%		189,292
Total Net Assets — 100.0%		$50,569,028

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

S.A.    -  Société Anonyme

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

LONG POND REAL ESTATE SELECT ETF SUMMARY OF INVESTMENTS August 31, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Real Estate	72.9%
Consumer Discretionary	20.8%
Materials	5.9%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES August 31, 2025
Long Pond Real Estate Select ETF
Assets
Investments, at value	$50,379,736
Foreign currency (Cost – $177)	177
Cash	14,972
Receivable for investments sold	189,935
Dividend and interest receivable	23,615
Total Assets	50,608,435

Liabilities
Advisory fee payable	39,407
Total Liabilities	39,407
Net Assets	$50,569,028

Net Assets consist of:
Paid-in capital	$49,450,066
Accumulated earnings	1,118,962
Net Assets	$50,569,028

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,900,000
Net Asset Value, Offering and Redemption Price Per Share	$26.62
Investments, at cost	$48,875,009

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS For the Period Ended August 31, 2025
Long Pond Real Estate Select ETF(a)
Investment Income
Dividend income	$166,795
Interest income	1,757
Total Investment Income	168,552

Expenses
Advisory fees	95,448
Total Expenses	95,448
Net Investment Income (Loss)	73,104

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(437,669)
In-kind redemptions	2,136,228
Foreign currency transactions	(4,944)
1,693,615
Net Change in Unrealized Gain (Loss) on:
Investments	1,504,727
Foreign currency translations	559
1,505,286
Net Realized and Unrealized Gain (Loss) on Investments	3,198,901
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,272,005

(a)  For the period April 3, 2025 (commencement of operations) to August 31, 2025.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS
Long Pond Real Estate Select ETF
Period Ended August 31, 2025(a)
Operations
Net investment income (loss)	$73,104
Net realized gain (loss) on investments	1,693,615
Net change in unrealized gain (loss) on investments	1,505,286
Net Increase (Decrease) in Net Assets Resulting From Operations	3,272,005

Distributions to Shareholders	(48,685)

Capital Share Transactions
Proceeds from shares sold	63,840,353
Cost of shares redeemed	(16,494,645)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	47,345,708
Net Increase (Decrease) in Net Assets	50,569,028

Net Assets
Beginning of period	$—
End of period	$50,569,028

Change in Share Transactions
Shares sold	2,540,000
Shares redeemed	(640,000)
Net Increase (Decrease) in Shares Outstanding	1,900,000

(a)  For the period April 3, 2025 (commencement of operations) to August 31, 2025.

See accompanying Notes to Financial Statements.

Long Pond Real Estate Select ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
Period Ended August 31, 2025(a)
Net asset value, beginning of period	$23.64

Investment operations:
Net investment income (loss)(b)	0.08
Net realized and unrealized gain (loss) on investments	2.97
Total from investment operations	3.05

Distributions to shareholders from:
Net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$26.62

Net Asset Value, Total Return	12.94%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$50,569
Ratios to Average Net Assets:
Expenses	1.00%(d)
Net investment income (loss)	0.77%(d)
Portfolio turnover rate(e)	85%(c)

(a)  For the period April 3, 2025 (commencement of operations) to August 31, 2025.

(b)  Per share amounts calculated using average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS August 31, 2025

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein are for the Long Pond Real Estate Select ETF (the “Fund”).

The Fund is classified as a non-diversified investment company under the 1940 Act.

The Fund is a is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund seeks to provide total return. The Fund seeks to achieve its investment objective by investing in companies that are involved in the greater real estate economy (“Real Estate Select”) which refers to the interrelated sectors and industries that derive at least 50% of their revenue from real estate related activities (such as leasing, renting, management, construction, financing or sale); are organized as real estate investment trusts (“REITs”) or REIT-like entities such as a real estate operating company (“REOCs”); or that provide goods and services to real estate industry participants; (collectively, “Real Estate Select Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Real Estate Select Companies. The Fund commenced operations on April 3, 2025.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of August 31, 2025, for the Fund based upon the three levels defined above:

Long Pond Real Estate Select ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$50,379,736	$—	$—	$50,379,736
Total	$50,379,736	$—	$—	$50,379,736

* See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f)     Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

The Fund distributes its net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all the expenses of the Fund (except Excluded Expenses) and to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Long Pond Capital, LP (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews and administers the investment program of the Fund, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended August 31, 2025, were as follows:

Fund	Purchases	Sales
Long Pond Real Estate Select ETF	$22,074,897	$22,543,260

Purchases and sales of in-kind transactions for the period ended August 31, 2025, were as follows:

Fund	Purchases	Sales
Long Pond Real Estate Select ETF	$63,278,370	$15,611,579

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Real Estate Sector Risk. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended August 31, 2025, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Long Pond Real Estate Select ETF	$2,104,358	$(2,104,358)

The tax character of the distributions paid during the tax period ended August 31, 2025, was as follows:

	Period Ended August 31, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Long Pond Real Estate Select ETF	$48,685	$—	$—	$48,685

As of the tax period ended August 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Long Pond Real Estate Select ETF	$19,475	$—	$(133,827)	$1,233,314	$1,118,962

At August 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Long Pond Real Estate Select ETF	$49,146,981	$1,554,691	$(321,377)	$1,233,314

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of the tax period ended August 31, 2025, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Long Pond Real Estate Select ETF	$133,827	$—	$133,827

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2025

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9.     New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Report of Independent Registered Public Accounting Firm August 31, 2025

To the Shareholders of Long Pond Real Estate Select ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Long Pond Real Estate Select ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for period April 3, 2025 (commencement of operations) to August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period April 3, 2025 (commencement of operations) to August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 22, 2025

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS (Unaudited) August 31, 2025

Tax Information

For the period ended August 31, 2025, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Long Pond Real Estate Select ETF	41%

For the period ended August 31, 2025, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Long Pond Real Estate Select ETF	41%

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at https://www.longpondetf.com/investor-materials.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) August 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on June 25, 2024, which was adjourned on June 25, 2024, reconvened on July 15, 2024, adjourned again on that date and reconvened on July 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the following agreements (together, the “Agreements”) with respect to the Long Pond Real Estate Select ETF (the “Long Pond ETF” or the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Long Pond Capital, LP (“Long Pond”) pursuant to which Long Pond provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Long Pond are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Long Pond and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and Long Pond’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Long Pond. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, on behalf of the Long Pond ETF, the Board, including the Independent Trustees, took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by ETC and Long Pond; (ii) ETC and Long Pond’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Long Pond or their affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for the Long Pond ETF reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) August 31, 2025

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC and Long Pond at the Meeting related to the Agreements with respect to the Long Pond ETF, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for the Long Pond ETF and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the respective compliance policies and procedures of ETC and Long Pond; and an independent report prepared by ISS analyzing the unitary fee to be paid by the Long Pond ETF and its estimated total expense ratio as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS, which was supported by additional analysis from ETC regarding the universe of funds with comparable investment strategies in the same asset class.

With respect to the nature, extent, and quality of the services to be provided to the Long Pond ETF, the Board considered ETC’s and Long Pond’s specific responsibilities in all aspects of the day-to-day management of the Long Pond ETF. The Board noted that ETC’s and Long Pond’s responsibilities would include, among other things, implementing and maintaining the Long Pond ETF’s portfolio consistent with the strategies described in the Long Pond ETF’s prospectus, trading portfolio securities and other investment instruments on behalf of the Long Pond ETF, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Long Pond ETF. The Board noted that it had been provided ETC’s and Long Pond’s registration forms on Form ADV and ETC’s and Long Pond’s responses to a detailed series of questions, which included a description of ETC’s and Long Pond’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Long Pond’s investment personnel, the quality of ETC’s and Long Pond’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Long Pond each has appropriate compliance policies and procedures in place, and noted in particular Long Pond’s tenure as a private fund manager and its organizational structure designed to attract and retain high quality investment professional to deliver best in class performance. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to the Long Pond ETF by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for the Long Pond ETF to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Long Pond ETF’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Long Pond ETF’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Long Pond ETF by ETC.

Performance. Because the Long Pond ETF is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered performance data of the Long Pond privately managed fund, from which the Long Pond ETF’s proposed strategy is derived, and found that the results were satisfactory.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC and Long Pond for their respective services to the Long Pond ETF under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing the Long Pond ETF’s advisory fee to those paid by a group of peer funds. The Board found that the proposed fee was greater than the median and the highest fee of the peer group. The Board noted the numerous discussions with ETC and Long Pond and requests that they provide the Board with additional information regarding the unitary fee and that the unitary fee eventually approved by the Board was in part a product of those discussions. The Board considered the expertise of the Long Pond staff and the expected operational costs incurred by Long Pond in the provision of its sub-advisory services to the Long Pond ETF. The Board was presented with information about the complexities of the public real estate market and noted the rigorous and granular research and analytical process Long Pond undergoes when

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) August 31, 2025

considering portfolio investments in this market including the underlying holdings of REITS and other public real estate funds. The Board also considered as a relevant, but not primary factor, the fees charged by private accounts of Long Pond relative to the proposed fees of the Long Pond ETF, noting that while the Long Pond ETF’s proposed fee is lower than that assessed on the private accounts, it remained high in the context of comparison to other ETFs. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Long Pond ETF would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Long Pond. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Long Pond given the work performed by each firm. The Board noted that ETC under the unitary fee arrangement will be responsible for compensating the Long Pond ETF’s other service providers and paying the Long Pond ETF’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and Long Pond in providing advisory services, evaluated the compensation and benefits to be received by ETC and Long Pond from their relationship with the Long Pond ETF, and reviewed a profitability analysis from ETC and Long Pond with respect to the Long Pond ETF. The Board considered the risks borne by ETC and Long Pond associated with providing services to the Long Pond ETF, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Long Pond ETF. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of the Long Pond ETF as assets grow in size, noting however that for the initial term of the Agreements with respect to the Long Pond ETF that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. The Board, having requested and received such information from ETC and Long Pond as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to the Long Pond ETF. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of the Long Pond ETF and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Long Pond ETF; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Long Pond Capital, LP

527 Madison Avenue, 15th Floor

New York, New York 10022

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   844-660-9955

•   https://www.longpondetf.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable

(b)        Not applicable

Item 19. Exhibits.

(a)(1)     Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)     Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)         Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: October 28, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: October 28, 2025	Principal Executive Officer

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: October 28, 2025	Principal Financial Officer